Inventory - Schedule of Inventory (Detail) - USD ($) $ in Millions	Jun. 30, 2020	Dec. 31, 2019
Inventory [Line Items]
Total inventory	$ 8.4	$ 8.5
Point-of-Sale Systems and Components
Inventory [Line Items]
Total inventory	2.7	2.6
Terminal Systems and Components
Inventory [Line Items]
Total inventory	$ 5.7	$ 5.9